Securities, Pledges and Guarantees	12 Months Ended
Dec. 31, 2017
Securities, Pledges and Guarantees [Abstract]
Securities, Pledges and Guarantees
Note 22 -	Securities, Pledges and Guarantees

The Group’s policy is to provide tender, performance and legal guarantees. In addition, the Company provides bank guarantees, where necessary, for banking obligations of subsidiaries.

A.	The Bezeq Group companies have provided guarantees of NIS 152 in favor of the Ministry of Communications to secure the terms of their licenses (of which an amount of NIS 37 is linked to the CPI and NIS 35 is linked to the US$ exchange rate).

B.	The Bezeq Group companies have provided bank guarantees of NIS 61 in favor of third parties.

C.	In accordance with its cellular license, Pelephone is not permitted to sell, lease or pledge any of its assets used for the implementation of the license, without the consent of the Minister of Communications, except for:

1)	A pledge on one of the license assets in favor of a bank operating lawfully in Israel, to receive bank credit, provided that it submitted notice to the Ministry of Communications regarding the pledge it intends to register, noting that the pledge agreement includes a clause ensuring that in any event, exercise of the rights by the bank will not impair, in any way, the services provided under the license.

2)	Sale of items of equipment when implementing an upgrade, including sale of equipment by the trade-in method.

D.	For information about the conditions for loans and borrowings, see Note 13.